Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (46,622,106)	$ (9,645,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in bridge loan - expenses paid by bridge loan provider on behalf of the Company		476,393
Amortization of right to use asset	1,161,311
Write off of deferred offering costs		703,796
Loss on extinguishment of bridge loan		2,069,923
Changes in operating assets and liabilities:
Prepaid expenses	(267,160)	(335,916)
Accrued compensation	(479,775)	(58,127)
Lease liability	(37,229)	(164,371)
Net cash used in operating activities	(16,772,777)	(3,259,512)
Cash flows from financing activities:
Proceeds from related party loans	300,000	892,028
Repayment of related party loans	(600,000)	(791,077)
Deferred offering costs		(154,463)
Net cash provided by financing activities	18,221,108	4,562,277
Net increase in cash and cash equivalents	1,448,331	1,302,765
Cash and cash equivalents - beginning of period	64,893	31,862	$ 31,862
Cash and cash equivalents - end of period	1,513,224	1,334,627	64,893	$ 31,862
Supplemental disclosure of non-cash financing activities:
Original issue discount on bridge loan - related party	300,000	1,368,421
Increase in bridge loan payable - prepaid and deferred offering costs paid directly by bridge loan provider on behalf of the Company		31,346
Conversion of bridge loan to common stock		11,748,464
Right of use asset at lease commencement		536,605
NEONC TECHNOLOGIES HOLDINGS, INC.
Cash flows from operating activities:
Net loss			(11,898,464)	(14,921,065)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in bridge loan - expenses paid by bridge loan provider on behalf of the Company			476,393	1,997,775
Accretion of original issue discount on bridge loan - related party			2,557,055	2,721,747
Amortization of right to use asset			245,945
Amortization of debt issuance costs			145,097
Common stock issued for license fee, at fair value				2,507,773
Litigation settlement expense, net				4,100,000
Write off of deferred offering costs			703,796
Loss on extinguishment of bridge loan			2,069,923
Changes in operating assets and liabilities:
Prepaid expenses			(123,627)	(24,774)
Accrued compensation			56,131	678,743
Lease liability			(244,748)
Accounts payable and accounts payable - related parties			1,798,583	1,059,789
Net cash used in operating activities			(4,213,916)	(1,880,012)
Cash flows from financing activities:
Proceeds from related party loans			892,028	3,507,972
Repayment of related party loans			(791,077)	(2,135,277)
Deferred offering costs			(469,793)	(94,569)
Proceeds from sale of common stock, net			4,615,789	450
Net cash provided by financing activities			4,246,947	1,278,576
Net increase in cash and cash equivalents			33,031	(601,436)
Cash and cash equivalents - beginning of period	$ 64,893	$ 31,862	31,862	633,298
Cash and cash equivalents - end of period			64,893	31,862
Supplemental disclosure of non-cash financing activities:
Original issue discount on bridge loan - related party			1,368,421	5,968,987
Increase in bridge loan payable - prepaid and deferred offering costs paid directly by bridge loan provider on behalf of the Company			31,346	463,241
Conversion of bridge loan to common stock			11,748,464
Conversion of accrued compensation to common stock			412,500
Conversion of accounts payable to common stock			1,527,090
Warrants issued for line of credit commitment			2,015,413
Right of use asset at lease commencement			536,605
Decrease in right of use asset and liability from lease amendment			267,134
Deferred offering costs within accounts payable			$ 325,000	$ 475,000